Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Information

By Geography:

	For the year ended December 31, 2023
	BVI	Malaysia	Total

Revenues	$-	$198,740	$198,740
Cost of revenues	-	(63,350)	(63,350)
Other Income	$-	$5,093	$5,093
Administrative expenses	$(366,735)	$(1,211,084)	$(1,577,819)
Other expenses	$(3)	$(237,153)	$(237,156)
Net income (or loss) before taxation	$(366,738)	$(1,307,754)	$(1,674,492)

Total assets	$3,115	$1,863,801	$1,866,916
Total liabilities	$1,138,022	$2,592,416	$3,730,438